CONTRACT ACCOUNTING (Schedule of billings in excess of costs and estimated earnings) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Contractors [Abstract]
Billings and/or cash receipts on uncompleted contracts	$ 2,978,007	$ 35,665
Less: Costs and estimated earnings recognized	(2,268,454)	(27,004)
Contract Liabilities	$ 709,553	$ 8,661